Report Of The Directors Financial Review Risk Report - Value at Risk - Narrative (Details) - GBP (£) £ in Millions	2 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trading portfolios
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ 25.4	£ 31.2
Trading portfolios | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	55.4	60.0
Value at risk, over time	31.7
Trading portfolios | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	19.0	14.2
Value at risk, over time	19.0
Trading portfolios | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	32.3	27.2
Trading portfolios | MSS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	25.4	31.2
Non-trading portfolios
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	32.7	18.6
Non-trading portfolios | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	37.4	40.9
Non-trading portfolios | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	16.9	17.8
Non-trading portfolios | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ 29.0	£ 28.0